Post-employment Benefits	12 Months Ended
Dec. 31, 2021
Post-employment Benefits
Post-employment Benefits
16.	Post-employment Benefits

Certain companies in the Group have collective bargaining contracts which include defined benefit pension plans and other retirement benefits for substantially all of their employees. Additionally, the Group has defined benefit pension plans for certain eligible executives and employees. All pension benefits are based on salary and years of service rendered.

Under the provisions of the Mexican Labor Law, seniority premiums are payable based on salary and years of service to employees who resign or are terminated prior to reaching retirement age. Some companies in the Group have seniority premium benefits which are greater than the legal requirement. After retirement age employees are no longer eligible for seniority premiums.

Post-employment benefits are actuarially determined by using nominal assumptions and attributing the present value of all future expected benefits proportionately over each year from date of hire to age 65.

The Group used actuarial assumptions to determine the present value of defined benefit obligations, as follows:

	2021	2020
Discount rate	7.8%	6.6%
Salary increase	5.0%	5.0%
Inflation rate	3.5%	3.5%

Had the discount rate of 7.8% used by the Group in 2021 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.3,308,348 as of December 31, 2021.

Had the discount rate of 6.6% used by the Group in 2020 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.3,382,711 as of December 31, 2020.

The reconciliation between defined benefit obligations and post-employment benefit liability in the consolidated statements of financial position as of December 31, 2021 and 2020, is presented as follows:

			Seniority
	Pensions		Premiums		2021
Vested benefit obligations	Ps.	560,723	Ps.	335,294	Ps.	896,017
Unvested benefit obligations		1,881,974		406,374		2,288,348
Defined benefit obligations		2,442,697		741,668		3,184,365
Fair value of plan assets		978,892		291,793		1,270,685
Underfunded status of the plans	Ps.	1,463,805	Ps.	449,875	Ps.	1,913,680
Post-employment benefit liability	Ps.	1,463,805	Ps.	449,875	Ps.	1,913,680

			Seniority
	Pensions		Premiums		2020
Vested benefit obligations	Ps.	556,619	Ps.	376,122	Ps.	932,741
Unvested benefit obligations		2,077,506		266,153		2,343,659
Defined benefit obligations		2,634,125		642,275		3,276,400
Fair value of plan assets		909,324		286,425		1,195,749
Underfunded status of the plans	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651
Post-employment benefit liability	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651

The components of net periodic pensions and seniority premiums cost for the years ended December 31, consisted of the following:

	2021		2020
Service cost	Ps.	175,648	Ps.	148,987
Interest cost		193,313		187,470
Prior service cost for plan amendments		(40,124)		40,542
Interest on plan assets		(69,546)		(84,973)
Net periodic cost	Ps.	259,291	Ps.	292,026

The Group’s defined benefit obligations, plan assets, funded status and balances in the consolidated statements of financial position as of December 31, 2021 and 2020, associated with post-employment benefits, are presented as follows:

			Seniority
	Pensions		Premiums		2021		2020
Defined benefit obligations:
Beginning of year	Ps.	2,634,125	Ps.	642,275	Ps.	3,276,400	Ps.	2,847,608
Service cost		101,550		74,098		175,648		148,987
Interest cost		146,941		46,372		193,313		187,470
Benefits paid		(157,261)		(64,774)		(222,035)		(221,184)
Remeasurement of post-employment benefit obligations		(243,332)		44,495		(198,837)		272,977
Past service cost		(39,326)		(798)		(40,124)		40,542
End of year		2,442,697		741,668		3,184,365		3,276,400

Fair value of plan assets:
Beginning of year		909,324		286,425		1,195,749		1,379,496
Return on plan assets		52,506		17,040		69,546		84,973
Contributions		—		6,972		6,972		600
Remeasurement on plan assets		84,566		(3,578)		80,988		(71,336)
Benefits paid		(67,504)		(15,066)		(82,570)		(197,984)
End of year		978,892		291,793		1,270,685		1,195,749
Unfunded status of the plans	Ps.	1,463,805	Ps.	449,875	Ps.	1,913,680	Ps.	2,080,651

The changes in the net post-employment liability in the consolidated statements of financial position as of December 31, 2021 and 2020, are as follows:

			Seniority
	Pensions		Premiums		2021		2020

Net post-employment liability at beginning of year	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651	Ps.	1,468,112
Net periodic cost		156,659		102,632		259,291		292,026
Contributions		—		(6,972)		(6,972)		(600)
Remeasurement of post-employment benefits		(327,898)		48,073		(279,825)		344,313
Benefits paid		(89,757)		(49,708)		(139,465)		(23,200)
Net post-employment liability at end of year	Ps.	1,463,805	Ps.	449,875	Ps.	1,913,680	Ps.	2,080,651

The post-employment benefits as of December 31, 2021 and 2020, and remeasurements adjustments for the years ended December 31, 2021 and 2020, are summarized as follows:

	2021		2020
Pensions:
Defined benefit obligations	Ps.	2,442,697	Ps.	2,634,125
Plan assets		978,892		909,324
Unfunded status of plans		1,463,805		1,724,801
Remeasurements adjustments (1)		(327,898)		250,283

Seniority premiums:
Defined benefit obligations	Ps.	741,668	Ps.	642,275
Plan assets		291,793		286,425
Unfunded status of plans		449,875		355,850
Remeasurements adjustments (1)		48,073		94,030

(1)	On defined benefit obligations and plan assets.

Pensions and Seniority Premiums Plan Assets

The plan assets are invested according to specific investment guidelines determined by the technical committees of the pension plan and seniority premiums trusts and in accordance with actuarial computations of funding requirements. These investment guidelines require a minimum investment of 30% of the plan assets in fixed rate instruments, or mutual funds comprised of fixed rate instruments. The plan assets that are invested in mutual funds are all rated “AA” or “AAA” by at least one of the main rating agencies. These mutual funds vary in liquidity characteristics ranging from one day to one month. The investment goals of the plan assets are to preserve principal, diversify the portfolio, maintain a high degree of liquidity and credit quality, and deliver competitive returns subject to prevailing market conditions. Currently, the plan assets do not engage in the use of financial derivative instruments. The Group’s target allocation in the foreseeable future is to maintain approximately 30% in equity securities and 70% in fixed rate instruments.

The weighted average asset allocation by asset category as of December 31, 2021 and 2020, was as follows:

	2021	2020
Equity securities (1)	32.7%	28.8%
Fixed rate instruments	67.3%	71.2%
Total	100.0%	100.0%

(1)	Included within plan assets at December 31, 2021 and 2020, are shares of the Company held by the trust with a fair value of Ps.119,851 and Ps.101,690, respectively.

The weighted average expected long-term rate of return of plan assets of 7.79% and 6.59% were used in determining net periodic pension cost in 2021 and 2020, respectively. The rate used reflected an estimate of long-term future returns for the plan assets. This estimate was primarily a function of the asset classes (equities versus fixed income) in which the plan assets were invested and the analysis of past performance of these asset classes over a long period of time.

This analysis included expected long-term inflation and the risk premiums associated with equity investments and fixed income investments.

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2021 and 2020:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2021		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	119,851	Ps.	119,851	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		115,185		115,185		—		—
Money market securities (3)		726,781		726,781		—		—
Other equity securities		308,868		308,868		—		—
Total investment assets	Ps.	1,270,685	Ps.	1,270,685	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2020		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	101,690	Ps.	101,690	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		231,837		231,837		—		—
Money market securities (3)		607,658		607,658		—		—
Other equity securities		254,564		254,564		—		—
Total investment assets	Ps.	1,195,749	Ps.	1,195,749	Ps.	—	Ps.	—

(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

The Group did not make significant contributions to its plan assets in 2021 and 2020, and does not expect to make significant contributions to its plan assets in 2022.

The weighted average duration of the defined benefit plans as of December 31, 2021 and 2020, were as follows:

	2021	2020
Seniority Premiums	9.0 years	8.6 years
Pensions	5.1 years	5.7 years